Statutory Requirements - Statutory Capital and Surplus and Net Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Bermuda | ALRe
Statutory Accounting Practices [Line Items]
Statutory Capital & Surplus	$ 6,124	$ 5,650
Statutory Net Income (Loss)	460	461	$ 632
Delaware | AADE
Statutory Accounting Practices [Line Items]
Statutory Capital & Surplus	1,272	1,251
Statutory Net Income (Loss)	71	68	116
Delaware | ALIC
Statutory Accounting Practices [Line Items]
Statutory Capital & Surplus	79	77
Statutory Net Income (Loss)	1	1	1
New York | AANY
Statutory Accounting Practices [Line Items]
Statutory Capital & Surplus	231	208
Statutory Net Income (Loss)	1	8	7
New York | ALICNY
Statutory Accounting Practices [Line Items]
Statutory Capital & Surplus	78	73
Statutory Net Income (Loss)	10	14	88
Iowa | AAIA
Statutory Accounting Practices [Line Items]
Statutory Capital & Surplus	1,113	1,109
Statutory Net Income (Loss)	100	597	263
Iowa | STAR
Statutory Accounting Practices [Line Items]
Statutory Capital & Surplus	80	76
Statutory Net Income (Loss)	17	4	35
Vermont | Athene Re USA IV
Statutory Accounting Practices [Line Items]
Statutory Capital & Surplus	50	38
Statutory Net Income (Loss)	$ 7	$ 1	$ 6